Unaudited Condensed Consolidated Statements of Cash Flows - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Cash Flows from operating activities:
Net income	$ 3,145,022	$ 4,710,325
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Depreciation	267,688	272,219
Amortization	7,685	19,177
Provision for credit losses	2,628,912	1,131,267
Deferred tax benefit	(627,009)	(253,508)
Currency exchange gain	(22,498)	(327,531)
Interest expense on long-term receivable	(369,787)
Gain from equity method investments	(61,244)	(6,935)
Gain from disposal of equity interest in a subsidiary		(21,303)
Change in fair value in convertible debt		514,862
Amortization of operating lease right-of-use assets		403
Changes in operating assets and liabilities:
Bank acceptance receivables	240,512	1,429,460
Accounts receivable	(9,002,948)	(7,845,816)
Accounts receivable-a related party	(447,646)	(345,352)
Inventories	331,659	491,208
Prepayments and other assets	(155,167)	(69,200)
Prepayments and other assets-a related party	(413,645)
Accounts payable	(4,365,695)	1,168,462
Taxes payable	(564,921)	58,172
Accrued expenses and other current liabilities	(493,245)	156,440
Advance from customers		(65,927)
Operating leases liabilities		(624)
Net cash provided by (used in) operating activities	(9,902,327)	1,015,799
Cash flows from investing activities:
Additions to purchases of property, plant and equipment	(10,242)	(10,422)
Advance to related parties	(799,713)	(5,414,437)
Collection from a related party	6,898,580
Net cash provided by (used in) investing activities	6,088,625	(5,424,859)
Cash flows from financing activities:
Proceeds from convertible debt		5,580,000
Proceeds from short-term bank borrowings	11,719,935	6,375,607
Repayments of short-term bank borrowings	(8,410,777)	(5,821,206)
Net cash provided by financing activities	3,309,158	6,134,401
Effect of foreign exchange rate changes	118,054	(161,584)
Net increase (decrease) in cash	(386,490)	1,563,757
Cash, beginning of period	17,288,952	16,926,878
Cash, end of period	16,902,462	18,490,635
Reconciliation to amount on consolidated balance sheets:
Cash	15,548,394	12,655,871
Restricted cash	1,354,068	5,834,764
Total cash and restricted cash	16,902,462	18,490,635
Cash paid for:
Interest	122,769	117,751
Income taxes	$ 1,913,893	$ 1,664,245